Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

The fair value of certain financial instruments and the hierarchy level we used to estimate fair values are shown below:

	March 31, 2017
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$580	$—	$580	$—
Restricted cash equivalents	12	—	12	—
Liabilities:
Long-term debt(1)	6,370	2,512	—	3,996
Interest rate swaps	7	—	7	—

	December 31, 2016
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$782	$—	$782	$—
Restricted cash equivalents	11	—	11	—
Liabilities:
Long-term debt(1)	6,369	2,516	—	4,006
Interest rate swaps	12	—	12	—

(1)	Carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.

e did not elect the fair value measurement option for any of our financial assets or liabilities. The fair value of certain financial instruments and the hierarchy level we used to estimate fair values are shown below:

	December 31, 2016
	Carrying Value	Hierarchy Level
		Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$782	$—	$782	$—
Restricted cash equivalents	11	—	11	—
Liabilities:
Long-term debt(1)	6,369	2,516	—	4,006
Interest rate swaps	12	—	12	—

	December 31, 2015
	Carrying Value	Hierarchy Level
		Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$287	$—	$287	$—
Restricted cash equivalents	18	—	18	—
Liabilities:
Long-term debt(1)	5,647	1,560	—	4,222
Interest rate swaps	15	—	15	—

(1)	The carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.